Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Incentive Unit Activity
The following table summarizes the Company’s Incentive Unit activity for the year ended December 31, 2021:

	Unvested Incentive Units	Weighted- Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2020	429,963	$0.19
Vested	(32,939)	0.43
Forfeited	(4,428)	0.66
Cancelled	(392,596)	0.10

Unvested as of December 31, 2021	—	$—

Summary of Grant-date Fair Value of Stock Options Granted
The assumptions that the Company used to determine the grant-date fair value of stock options granted were as follows, presented on a weighted-average basis:

Nine Months Ended September 30, 2022

Expected option life (years)	6.1
Risk-free interest rate	3.18%
Expected volatility	62.65%
Expected dividend yield	—%

The assumptions that the Company used to determine the grant-date fair value of stock options granted were as follows, presented on a weighted-average basis:

Year Ended December 31,
2021
Expected option life (years)	5.6
Risk-free interest rate	0.90%
Expected volatility	62.84%
Expected dividend yield	—%

Summary of Stock Option Activity
The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	2,689,935	$0.59		$767
Granted	814,200	3.30
Exercised	(1,385,310)	0.59
Cancelled or forfeited	(136,184)	0.59

Outstanding as of September 30, 2022	1,982,641	$1.70	9.1	$1,192

Exercisable as of September 30, 2022	406,894	$0.59	8.8	$415

The following table summarizes the Company’s stock option activity for the year ended December 31,
2021:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)

Outstanding as of December 31, 2020	—	$—		$—
Granted	3,052,355	0.59
Exercised	(308,443)	0.59		88
Cancelled or forfeited	(53,977)	0.59

Outstanding as of December 31, 2021	2,689,935	$0.59	9.5	$767

Exercisable as of December 31, 2021	1,637,156	$0.59	9.4	$467

Summary of Stock-based Compensation Expense
Stock-Based Compensation
Stock-based compensation expense was allocated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021

Cost of revenue	$484	$448	$1,409	$19,530
Research and development	2,670	2,829	7,681	410,644
General and administrative	124,536	31,011	217,895	642,436

Total stock-based compensation	$127,690	$34,288	$226,985	$1,072,610

Stock-based compensation expense was allocated as follows:

	Year Ended December 31,
	2021	2020

Cost of revenue	$19,876	$2,924
Research and development	414,322	36,961
General and administrative	680,458	61,155

Total stock-based compensation	$1,114,656	$101,040

OPM [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Grant-date Fair Value of Stock Options Granted
The
following table summarizes the inputs used in the OPM:

Year Ended December 31,
2020
Company equity value (in millions)	$3.6 - $10.7
Volatility	90.00%
Time to liquidity (years)	3.0
Risk-free rate	0.15% - 0.22%